Schedule of Reconciliation of Provision for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Credit loss on AFS debt securities (Note 5)					$ 998
Bad debt expense on other receivables					2	6,016
Provision for credit losses		$ 476		$ 1,000	$ 1,000	$ 6,016